Income Tax (Details) - Schedule of provision (benefit) for income taxes - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Federal
Current expense/(benefit)				$ 0	$ 0
Deferred expense/(benefit)				(483,000)	(1,271,000)
State and Local
Current				9,000	2,000
Deferred				0	0
Income tax provision expense/ (benefit)		$ 547,000	$ 797,000	471,000	$ 1,260,000
Interprivate II Acquisition Crop [Member]
Federal
Current expense/(benefit)
Deferred expense/(benefit)				(423,020)
State and Local
Current
Deferred				0
Change in valuation allowance				423,020
Income tax provision expense/ (benefit)	$ 271,311	$ 322,368